Nov-17-05 02:07pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-641 P.002/003 F-567

Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

NYSE

05069330

November 17, 2005

RECD S.E.C.
NOV 17 2005
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Merrill Lynch & Co., Inc., Depositary Shares (Each Representing a 1/1200th Interest in a Share of 6.375% Non-Cumulative Preferred Stock, Series 3) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 17, 2005. Tentative listing date – November 22, 2005.

Sincerely,

PROCESSED
NOV 16 2005
THOMSON FINANCIAL

5100